CONVERTIBLE SENIOR NOTES, NET (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Conversion terms [Member]
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 0.4